Revenue and Operating Expenses	12 Months Ended
Dec. 31, 2025
Revenue and Operating Expenses [Abstract]
Revenue and operating expenses
24.	Revenue and operating expenses

Revenue –

Revenue recognized in the 2025, 2024 and 2023 was generated mainly in Mexico and the United States.

The Group’s revenue by product category is shown below:

	2025		2024	2023

Revenue by home organization products:
Kitchen and food preservation	Ps.	2,091,217	2,043,780	2,027,320
Home solutions		1,144,850	1,360,119	1,081,778
Laundry & Cleaning		697,277	714,678	666,220
Tech & mobility		532,729	719,320	521,348
Bedroom		438,813	413,565	620,282
Bathroom		403,606	401,284	418,190
Wellness		306,211	284,212	351,768
Others		73,956	54,876	39,702

Total revenue by home organization products		5,688,659	5,991,834	5,726,608

Revenue by beauty and personal care products:
Fragrance		5,574,095	5,547,588	5,139,914
Color (cosmetics)		1,182,046	1,119,351	909,238
Skin care		993,529	907,234	785,450
Toiletries		804,686	534,751	448,297

Total revenue of beauty and personal care products		8,554,356	8,108,924	7,282,899

Total revenue of the Group	Ps.	14,243,015	14,100,758	13,009,507

As of December 31, 2025, 2024 and 2023, the Group did not identify significant costs to obtain/fulfill a contract that are required to be capitalized as an asset. Consequently, the Group did not perform any analysis in order to identify possible impairment losses. See note 6 about the expected credit loss model applicable to all financial assets measured at amortized cost.

Operating expenses –

Operating expenses by nature, for the years of 2025, 2024 and 2023 are as follows:

	2025		2024	2023

Promotions for the sales force	Ps.	2,699,793	2,600,158	2,343,532
Cost of personnel services and other employee benefits		1,545,957	1,557,051	1,389,792
Distribution costs		697,251	663,812	582,237
Sales catalog		418,422	422,713	399,503
Depreciation and amortization		335,353	351,704	351,877
Commissions and professional fees		325,022	364,791	313,867
Events, marketing and advertising		375,915	378,736	298,905
Impairment loss on trade accounts receivables		296,815	346,124	304,501
Impairment of assets held for sale		-	166,581	-
Packing materials		144,936	146,540	145,076
Travel expenses		45,524	53,833	48,008
Rent expense		51,162	34,111	15,295
Market research		32,382	31,963	21,087
Bank fees		21,181	21,951	19,541
Other		232,029	224,537	176,663

	Ps.	7,222,742	7,364,605	6,409,884